CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Number of Ordinary Shares	Number of Founder Share	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss) [1]	Accumulated Deficit	Total
Balance at Dec. 31, 2021			$ 1,148,461	$ 594	$ (445,660)	$ 703,395
Balance, shares at Dec. 31, 2021	44,924,039	1
Exercise of options			6,133	0	0	6,133
Exercise of options (in shares)	2,693,614	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units			0	0	0	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)	81,976	0
Issuance of ordinary shares under employee share purchase plan			3,681	0	0	3,681
Issuance of ordinary shares under employee share purchase plan (in shares)	38,239	0
Share-based compensation	$ 0		107,202	0	0	107,202
Other comprehensive loss	0		0	(3,804)	0	(3,804)
Net income (loss)	0		0	0	(136,867)	(136,867)
Balance at Dec. 31, 2022	$ 47,737,868		1,265,477	(3,210)	(582,527)	679,740
Balance, shares at Dec. 31, 2022		1
Exercise of options			11,666	0	0	11,666
Exercise of options (in shares)	767,148	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units			0	0	0	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)	338,034	0
Issuance of ordinary shares under employee share purchase plan			8,782	0	0	8,782
Issuance of ordinary shares under employee share purchase plan (in shares)	80,853	0
Share-based compensation	$ 0		102,183	0	0	102,183
Other comprehensive loss	0		0	13,014	0	13,014
Net income (loss)	0		0	0	(1,877)	(1,877)
Balance at Dec. 31, 2023	$ 48,923,903		1,388,108	9,804	(584,404)	813,508
Balance, shares at Dec. 31, 2023	48,923,903	1
Exercise of options			29,421	0	0	$ 29,421
Exercise of options (in shares)	1,220,551	0				1,220,551
Issuance of ordinary shares upon the vesting and settlement of restricted stock units			0	0	0	$ 0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)	483,508	0
Issuance of ordinary shares under employee share purchase plan			13,284	0	0	13,284
Issuance of ordinary shares under employee share purchase plan (in shares)	77,375	0
Share-based compensation	$ 0		130,353	0	0	$ 130,353
Charitable share contribution to Foundation (in shares)	68,000	0				68,000
Charitable share contribution to Foundation			17,908	0	0	$ 17,908
Other comprehensive loss	$ 0		0	(6,615)	0	(6,615)
Net income (loss)	0		0	0	32,372	32,372
Balance at Dec. 31, 2024	$ 50,773,337		$ 1,579,074	$ 3,189	$ (552,032)	$ 1,030,231
Balance, shares at Dec. 31, 2024		1

[1]	As of December 31, 2024 and 2023, accumulated other comprehensive income (loss) is comprised of unrealized gains on derivatives of $2,982 and 9,804, respectively, and unrealized gains on marketable securities of $207 and $0, respectively.